LICENSE AGREEMENTS AND CRADA	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
LICENSE AGREEMENTS AND CRADA

NOTE 6—LICENSE AGREEMENTS AND CRADA

CAIX License Agreement

In February 2011, the Company entered into a license agreement with The Regents of the University of California (the “Regents”) (the “UCLA License Agreement”) to acquire the exclusive rights to develop and commercialize GM-CAIX, an antigen believed to have use in the field of, but not limited to, cancer immunotherapy (the “Licensed Product”). The Regents is the governing body of the University of California.

Upon execution of the UCLA License Agreement, the Company made an aggregate one-time cash payment to the Regents of $10,000 which was expensed as research and development expense and agreed to reimburse the Regents for past patent expenses totaling $166,000 in 24 monthly installments commencing on February 9, 2013. Additionally, the Company issued to the Regents 27,400 shares of common stock, par value $0.001 per share, valued at $10,412. The Company is required to make performance-based cash payments upon successful completion of clinical and regulatory milestones relating to the Licensed Product in the United States, Europe and Japan. The aggregate potential milestone payments are $2.2 million, of which $2.0 million is due only after marketing approval in the United States, Europe and Japan. The first milestone payment will be due upon the dosing of the first patient in the first Phase 2 clinical study of a Licensed Product in the United States. The Company was not required to make any milestone payments for the three months ended September 30, 2014 and 2013 and does not expect to make any milestone payments during 2014. The expenses the Company recognized in connection with the UCLA agreement were $2,366 and $(18,856) for the three months ended September 30, 2014 and 2013, respectively and were $16,484 and $16,144 for the nine months ended September 30, 2014 and 2013, respectively. As of September 30, 2014 and December 31, 2013, the Company had approximately $41,441 and $117,200 recorded in accounts payable and accrued expenses due to the Regents, respectively.

Cooperative Research and Development Agreement with the NCI

In August 2012, the Company entered into a Cooperative Research and Development Agreement (the “CRADA”) with the U.S. Department of Health and Human Services, as represented by the NCI for the research and development of novel engineered peripheral blood autologous T cell therapeutics for the treatment of multiple cancer indications. This collaboration with the Surgery Branch at the NCI, provides the Company with access to inventions resulting from the CRADA work relating to the current and future clinical product pipeline of autologous peripheral blood T cells, engineered with the NCI’s proprietary tumor-specific TCRs and CARs, directed to multiple hematological and solid tumor types. The CRADA will help support the development of certain technologies licensed from the National Institutes of Health (“NIH”) (see below). Pursuant to the CRADA, the NCI will provide scientific staff and other support necessary to conduct research and related activities as described in the CRADA.

The CRADA has a five-year term commencing August 31, 2012 and expiring on August 30, 2017. During the term of the agreement, the Company will make quarterly payments of $250,000 to the NCI for support of research activities. Total expenses recognized under the CRADA were $250,000 and $250,000 for the three months ended September 30, 2014 and 2013, respectively and were $750,000 and $750,000 for the nine months ended September 30, 2014 and 2013, respectively.

Pursuant to the terms of the CRADA, the Company has agreed to hold the NCI harmless and to indemnify the NCI from all liabilities, demands, damages, expenses and losses arising out of the Company’s use for any purpose of the data generated, materials produced or inventions discovered in whole or in part by NCI employees under the CRADA, unless due to their negligence or willful misconduct. The CRADA may be terminated at any time upon the mutual written consent of the Company and NCI. The Company or NCI may unilaterally terminate the CRADA at any time by providing written notice at least 60 days before the desired termination date.

Pursuant to the terms of the CRADA, the Company has an option to elect to negotiate an exclusive or nonexclusive commercialization license to any inventions discovered in the performance of the CRADA, whether solely by an NCI employee or jointly with a Company employee for which a patent application has been filed.

The parties jointly own any inventions and materials that are jointly produced by employees of both parties in the course of performing activities under the CRADA.

2013 NIH License Agreement

Pursuant to a patent license agreement with the NIH, dated April 11, 2013, the Company holds an exclusive, worldwide license to certain intellectual property, including intellectual property related to a CAR-based product candidate that targets the EGFRvIII antigen for the treatment of brain cancer and head and neck cancer, and a TCR-based product candidate that targets the SSX2 CTA for the treatment of head and neck cancer, hepatocellular carcinoma, melanoma, prostate cancer, and sarcoma. The Company has a co-exclusive license to intellectual property related to these product candidates for the treatment of certain other cancers. The Company may require an additional license relating to the EGFRvIII scFv target binding site from a third-party in order to commercialize a CAR-based product candidate that targets the EGFRvIII antigen.

Pursuant to the terms of the NIH License, the Company is required to pay the NIH a one-time cash payment in the aggregate amount of $200,000, two-thirds of which shall be payable to the NIH within 60 days of execution of the NIH License and one-third of which will be payable upon the earlier to occur of (a) 18 months from the date of execution of the NIH License and (b) the termination of the NIH License. The Company reimbursed the NIH for past patent expenses in the aggregate amount of approximately $58,000, with half of this amount paid during 2013 and the balance paid in May 2014.

The Company is also required to pay the NIH minimum annual royalties in the amount of $20,000. The first minimum annual royalty payment is payable on the date that is 60 days following the expiration of the CRADA, and thereafter shall be payable on each January 1st.

The Company is also required to make performance-based cash payments upon successful completion of clinical and regulatory benchmarks relating to the products covered by the NIH license (“Licensed Products”). The aggregate potential clinical and regulatory benchmark payments are $8.1 million, of which $6.0 million is due only after marketing approval in the United States, Europe, Japan, China or India. The first benchmark payment of $50,000 will be due upon the commencement of the first company sponsored human clinical study of a Licensed Product in the United States. The Company was not required to make any benchmark payments during 2013 or in the nine months ended September 30, 2014.

In addition, the Company must also pay the NIH royalties on net sales of Licensed Products at rates in the mid-single digits. The Company is also required to pay NIH benchmark payments based upon aggregate net sales of Licensed Products, which amount will equal up to $7.0 million following aggregate net sale of $1.0 billion. To the extent the Company enters into a sublicensing agreement relating to the Licensed Products, the Company is required to pay the NIH a percentage of all consideration received from a sublicensee, which percentage will decrease based on the stage of development of the Licensed Products at the time of the sublicense. Sublicense payments shall be in lieu of, and not in addition to, benchmark payments.

The license will expire upon expiration of the last patent contained in the licensed patent rights, unless terminated earlier. None of the applications included in the NIH licensed patent rights have issued yet. Any patents issuing from these applications will have a base expiration date no earlier than 2031. The NIH may terminate or modify the NIH license in the event of a material breach, including if the Company does not meet certain milestones by certain dates, or upon certain insolvency events that remain uncured following the date that is 90 days following written notice of such breach or insolvency event. The Company may terminate the license, or any portion thereof, at its sole discretion at any time upon 60 days written notice to the NIH. In addition, the NIH has the right to require the Company to sublicense the rights to the product candidates covered by this license upon certain conditions, including if the Company is not reasonably satisfying required health and safety needs or if the Company is not satisfying requirements for public use as specified by federal regulations.

The expenses recognized under the NIH License were $90,000 and $0 for the three months ended September 30, 2014 and 2013, respectively and $90,000 and $191,237 for the nine months ended September 30, 2014 and 2013, respectively, with approximately $90,000 and $29,000 recorded as accounts payable or accrued expenses as of September 30, 2014 and December 31, 2013, respectively.

Cabaret License

On December 12, 2013, the Company entered into an exclusive, worldwide license agreement, including the right to grant sublicenses, with Cabaret Biotech Ltd. (“Cabaret”) and Dr. Zelig Eshhar relating to certain intellectual property and know-how (the “Licensed IP”) owned or controlled by Cabaret (the “Cabaret License”) for use in the treatment of oncology and such other fields as may be agreed to by the parties. Should Cabaret propose to enter into an agreement with a third party relating to the use of the Licensed IP outside of oncology (“Additional Indications”), then Cabaret shall notify the Company in writing and the Company shall have a 60-day right of first negotiation to acquire a license to the Licensed IP in such Additional Indications.

Pursuant to the Cabaret License, the Company made a one-time cash payment to Dr. Eshhar in the amount of $25,000 and reimbursed Dr. Eshhar for past patent expenses totaling $350,000. The Company shall be required to make cash milestone payments upon successful completion of clinical and regulatory milestones in the United States and certain major European countries relating to each product covered by the Cabaret License (each, a “Cabaret Licensed Product”). The aggregate potential milestone payments are $3.9 million for each of the first two Cabaret Licensed Products, of which $3.0 million is due only after marketing approval in the United States and at least one major European country. Thereafter, for each subsequent Cabaret Licensed Product such aggregate milestone payments shall be reduced to $2.7 million. The first milestone payment will be due upon the acceptance of an investigational new drug application by the FDA for the first Cabaret Licensed Product. The Company has also agreed to pay Cabaret royalties on net sales of Cabaret Licensed Products at rates in the mid-single digits. Prior to the first commercial sale of a Cabaret Licensed Product, the Company will pay Cabaret an annual license fee equal to $30,000. To the extent the Company enters into a sublicensing agreement relating to a Cabaret Licensed Product, the Company will be required to pay Dr. Eshhar a percentage of all non-royalty income received from such sublicensee, which percentage will decrease based upon the stage of development of the Cabaret Licensed Product at the time of sublicensing.

The Company has agreed to defend, indemnify and hold Dr. Eshhar, Cabaret, its affiliates, directors, officers, employees and agents, and if applicable certain other parties, harmless from all losses, liabilities, damages and expenses (including attorneys’ fees and costs) incurred as a result of any claim, demand, action or proceeding to the extent resulting from (a) any breach of the Cabaret License by the Company or its sublicensees, (b) the gross negligence or willful misconduct of the Company or its sublicensees in the performance of its obligations under this Cabaret License, or (c) the manufacture, development, use or sale of Cabaret Licensed Products by the Company or its sublicensees, except in each case to the extent arising from the gross negligence or willful misconduct of Cabaret or Dr. Eshhar or the breach of this Agreement by Dr. Eshhar or Cabaret.

The Cabaret License shall expire on a product-by-product and country-by-country basis on the date on which the Company, its affiliates and sublicensees permanently cease to research, develop, sell and commercialize the Cabaret Licensed Products in such country. Either party may terminate the Cabaret License in the event of a material breach of the agreement that remains uncured following the date that is 60 days from the date that the breaching party is provided with written notice by the non-breaching party. Additionally, the Company may terminate the Cabaret License at its sole discretion at any time upon 30 days written notice to Cabaret and Dr. Eshhar, provided, however, that if the Company elects to terminate the Cabaret License for convenience at any time prior to the third anniversary of the Cabaret License, then the Company shall pay Cabaret a termination fee equal to $500,000.

As part of the Cabaret License, during April 2014, the Company entered into a sponsored research agreement (the “Grant Agreement”) with The Medical Research, Infrastructure, and Health Services Fund of the Tel Aviv Medical Center (the “Fund”) pursuant to which Dr. Eshhar shall conduct research, according to a mutually agreed research work-plan, which shall be funded by the Company according to a mutually agreed upon budget of at least $60,000 per year and agreed upon funding schedule for a period of not less than three years on the terms and conditions thereof. Pursuant to the term of the Grant Agreement, the Fund owns the rights to all data and inventions arising out of the research. The Company shall have the right to use all unpatented data and shall have a 90 day right of first negotiation to acquire a license to any patentable inventions arising out of the research on commercially reasonable and customary terms.

The expenses recognized in connection with the Cabaret License were $25,000 and $0, for the three months ended September 30, 2014 and 2013, respectively, and were $25,000 and $0 for the nine months ended September 30, 2014 and 2013, respectively.

Additionally, in June 2013 the Company entered into a four year Consulting and Scientific Advisory Agreement (the “Consulting Agreement”). Pursuant to the terms of the Consulting Agreement, the Company pays a cash fee equal to $50,000 per annum payable in quarterly installments. On December 13, 2013, the Consulting Agreement was amended to provide that the Company shall also pay a cash payment equal to $135,000 upon the earlier to occur of (a) a change of control of the Company; and (b) the closing of the Company’s initial public offering of its securities. In June 2014 in connection with the close of the IPO, the Company recognized this $135,000 payment as an expense, which was paid in the fourth quarter of 2014. In addition, on December 12, 2013, the Company granted an option (the “Consulting Option”) to purchase 403,043 shares of the Company’s common stock at an exercise price equal to $0.70 per share for a total value of $193,714. During the second quarter of 2014, the Company’s Board of Directors approved the acceleration of vesting of these options, and the Company recorded approximately $3.8 million of expense related to the accelerated vesting. The expenses recognized in connection with the Consulting Agreement were $147,500 and $12,500 for the three months ended September 30, 2014 and 2013, respectively, and were $172,500 and$ 35,417 for the nine months ended September 30, 2014 and 2013, respectively.

The Company shall own all intellectual property that the consultant develops during and within the course of performing the services for the Company under the Consulting Agreement, whether alone or with others within the Company. The consultant has also agreed not to provide any consulting activities to any third parties relating to the use of adoptive cell therapy in oncology.

2014 NIH License Agreement

Pursuant to a patent license agreement with the NIH, dated May 29, 2014, the Company holds an exclusive, worldwide license to certain intellectual property related to TCR-based product candidates that target the NY-ESO-1 antigen for the treatment of any NY-ESO-1 expressing cancers. As of the date of the license, NY-ESO-1 expressing tumors can be found in the following cancers: sarcoma, urothelial carcinoma, esophageal carcinoma, non-small cell lung cancer, breast carcinoma, ovarian carcinoma, prostate carcinoma, multiple myeloma, hepatocellular carcinoma, gastric cancer, head and neck cancer, pancreatic carcinoma, brain cancer, colorectal carcinoma and melanoma.

Pursuant to the terms of this license, the Company is required to pay the NIH a cash payment in the aggregate amount of $150,000, two-thirds of which was due and paid within sixty days of the date of the agreement and one-third of which will be payable upon the earlier to occur of (1) 18 months from the date of execution of the license and (2) the termination of the license. The Company also agreed to reimburse the NIH for past patent expenses in the aggregate amount of approximately $30,000.

The terms of this license also requires the Company to pay the NIH minimum annual royalties in the amount of $20,000. The first minimum annual royalty payment is payable on the date that is 60 days following the expiration of the CRADA, and thereafter shall be payable on each January 1. The Company is also required to make performance-based payments upon successful completion of clinical and regulatory benchmarks relating to the licensed products. The aggregate potential benchmark payments are $4.0 million, of which aggregate payments of $3.0 million are due only after marketing approval in the United States or in Europe, Japan, China or India. The first benchmark payment of $50,000 will be due upon the commencement of the Company’s first sponsored human clinical study.

In addition, the Company is required to pay the NIH one-time benchmark payments following aggregate net sales of licensed products at certain benchmarks up to $1.0 billion. The aggregate potential amount of these benchmark payments is $7.0 million. The Company must also pay the NIH royalties on net sales of products covered by the license at rates in the mid-single digits. To the extent the Company enters into a sublicensing agreement relating to a licensed product, the Company is required to pay the NIH a percentage of all consideration received from a sublicensee, which percentage will decrease based on the stage of development of the licensed product at the time of the sublicense. Any such sublicense payments shall be made in lieu of, and not in addition to, benchmark payments, and are subject to certain caps.

The license will expire upon expiration of the last patent contained in the licensed patent rights. None of the applications included in the NIH licensed patent rights have been issued yet. Any patents issuing from these applications will have a base expiration date no earlier than 2031. The NIH may terminate or modify the NIH license in the event of a material breach, including if the Company does not meet certain milestones by certain dates, or upon certain insolvency events that remain uncured following the date that is 90 days following written notice of such breach or insolvency event. The Company may terminate the license, or any portion thereof, at its sole discretion at any time upon 60 days written notice to the NIH. In addition, the NIH has the right to require the Company to sublicense the rights to the product candidates covered by this license upon certain conditions, including if the Company is not reasonably satisfying required health and safety needs or if the Company is not satisfying requirements for public use as specified by federal regulations. Also, if the NIH receives a license application with a complete commercial development plan from a third party for commercial development of a licensed product, as they pertain to licensed patent rights for which the proposed commercial development is not reasonably addressed in the Company’s commercial development plan, then the Company may have to amend its commercial development plan, enter into a joint research and development plan, sublicense the patent rights or otherwise may lose its license rights.

The expenses recognized in connection with the 2014 NIH License were $4,058 and $0 for the three months ended September 30, 2014 and 2013, respectively, and were $184,058 and $0 for the nine months ended September 30, 2014 and 2013, respectively, with approximately $94,500 and $0 recorded as accounts payable or accrued expenses as of September 30, 2014 and December 31, 2013, respectively.

NOTE 5—LICENSE AGREEMENTS AND CRADA

CAIX License Agreement

In February 2011, the Company entered into a license agreement with The Regents of the University of California (the “Regents”) (the “UCLA License Agreement”) to acquire the exclusive rights to develop and commercialize GM-CAIX, an antigen believed to have use in the field of, but not limited to, cancer immunotherapy (the “Licensed Product”). The Regents is the governing body of the University of California.

Upon execution of the UCLA License Agreement, the Company made a one-time cash payment to the Regents in the aggregate amount of $10,000 which was expensed as research and development expense and agreed to reimburse the Regents for past patent expenses totaling $166,000 in 24 monthly installments commencing on February 9, 2013. Additionally, the Company issued to the Regents 27,400 shares of common stock, par value $0.001 per share, valued at $10,412. The Company is required to make performance-based cash payments upon successful completion of clinical and regulatory milestones relating to the Licensed Product in the United States, Europe and Japan. The aggregate potential milestone payments are $2.2 million, of which $2.0 million is due only after marketing approval in the United States, Europe and Japan. The first milestone payment will be due upon the dosing of the first patient in the first Phase 2 clinical study of a Licensed Product in the United States. The Company was not required to make any milestone payments for the years ended December 31, 2013 and 2012 and does not expect to make any milestone payments during 2014. For the years ended December 31, 2013 and 2012, the Company recognized approximately $58,900 and $38,000, respectively in expenses in connection with the UCLA License Agreement. As of December 31, 2013, the Company had approximately $117,200 recorded in accounts payable and accrued expenses due to the Regents.

Cooperative Research and Development Agreement with the NCI

In August 2012, the Company entered into a Cooperative Research and Development Agreement (the “CRADA”) with the U.S. Department of Health and Human Services, as represented by the National Cancer Institute (the “NCI”) for the research and development of novel engineered peripheral blood autologous T cell therapeutics for the treatment of multiple cancer indications. This collaboration with the Surgery Branch at NCI, provides Kite with access to inventions resulting from the CRADA work relating to the current and future clinical product pipeline of autologous peripheral blood T cells, engineered with the NCI’s proprietary tumor-specific T Cell Receptors and Chimeric Antigen Receptors, directed to multiple hematological and solid tumor types. The CRADA will help support the development of certain technologies licensed from the NIH (see below). Pursuant to the CRADA, NCI will provide scientific staff and other support necessary to conduct research and related activities as described in the CRADA.

The CRADA has a five-year term commencing August 31, 2012 and expiring on August 30, 2017. During the term of the agreement, Kite will make quarterly payments of $250,000 to the NCI for support of research activities. For the year ended December 31, 2013, Kite made four payments totaling $1,000,000, with $833,333 expensed to research and development and $166,667 recorded as prepaid as of December 31, 2013. For the year ended December 31, 2012, Kite made two payments totaling $500,000, with $333,333 expensed to research and development and $166,667 recorded as prepaid as of December 31, 2012 and expensed during the first quarter of 2013. Total expense recognized under the CRADA for the year ended December 31, 2013 was $1,000,000.

Pursuant to the terms of the CRADA, Kite has agreed to hold the NCI harmless and to indemnify the NCI from all liabilities, demands, damages, expenses and losses arising out of the use by the Company for any purpose of the data generated, materials produced or inventions discovered in whole or in part by NCI employees under the CRADA, unless due to their negligence or willful misconduct. The CRADA may be terminated at any time upon the mutual written consent of the Company and NCI. The Company or NCI may unilaterally terminate the CRADA at any time by providing written notice at least 60 days before the desired termination date.

Pursuant to the terms of the CRADA, the Company has an option to elect to negotiate an exclusive or nonexclusive commercialization license to any inventions discovered in the performance of the CRADA, whether solely by an NCI employee or jointly with a Kite employee for which a patent application has been filed.

The parties jointly own any inventions and materials that are jointly produced by employees of both parties in the course of performing activities under the CRADA.

NIH License

Pursuant to an Exclusive Patent License Agreement (the “NIH License”) with the National Institutes of Health (“NIH”) dated April 11, 2013, the Company holds an exclusive, worldwide license to certain intellectual property owned by the NIH (the “Licensed Patent Rights”). Pursuant to the terms of the NIH License, the Company is required to pay NIH a one-time cash payment in the aggregate amount of $200,000, two-thirds of which shall be payable to NIH within 60 days of execution of the NIH License and one-third of which will be payable upon the earlier to occur of (a) 18 months from the date of execution of the NIH License and (b) the termination of the NIH License. The Company will also reimburse NIH for past patent expenses in the aggregate amount of approximately $58,000, with half of this amount paid during 2013 and the balance payable in 2014. The Company is also required to pay NIH minimum annual royalties in the amount of $20,000. The first minimum annual royalty payment is payable on the date that is 60 days following the expiration of the CRADA (see Note 5), and thereafter shall be payable on each January 1st. The Company is also required to make performance-based cash payments upon successful completion of clinical and regulatory benchmarks relating to the Licensed Products. The aggregate potential clinical and regulatory benchmark payments are $8.1 million, of which $6.0 million is due only after marketing approval in the United States, Europe, Japan, China or India. The first benchmark payment will be due upon the commencement of the first company sponsored human clinical study of a Licensed Product. The Company was not required to make any benchmark payments during 2013 and does not expect to be required to make any such payments in 2014. The Company is also required to pay NIH benchmark payments based upon aggregate Net Sales of Licensed Products, which amount will equal up to $7.0 million following aggregate net sale of $1.0 billion. The Company must also pay NIH royalties on net sales of products covered by the NIH License (“Licensed Products”) at rates in the mid-single digits. To the extent the Company enters into a sublicensing agreement relating to the Licensed Products, the Company is required to pay NIH a percentage of all consideration received from a sublicensee, which percentage will decrease based on the stage of development of the Licensed Products at the time of the sublicense. Sublicense payments shall be in lieu of benchmark payments.

The Company has agreed to indemnify and hold NIH, its employees, students, fellows, agents, and consultants harmless from and against all liability, demands, damages, expenses and losses, including but not limited to death, personal injury, illness, or property damage to the extent arising out of any suit or proceeding brought by a third-party for (a) the use by or on behalf of the Company, its sublicensees, affiliates, or their respective directors, employees or third parties (on behalf of the Company, its sublicensees or affiliates) of any Licensed Patent Rights; or (b) the design, manufacture, distribution, or use of any NIH Licensed Products, licensed processes or other materials, products or processes developed by or on behalf of the Company, its sublicensees or affiliates in connection with or arising out of the Licensed Patent Rights.

The NIH License shall expire upon the last to expire patent contained in the Licensed Patent Rights. NIH may terminate or modify the NIH License in the event of a material breach by the Company that remains uncured following the date that is 90 days following written notice to the Company of such breach. The Company may terminate the NIH License, or any portion thereof, at its sole discretion at any time upon 60 days written notice to NIH.

During the year ended December 31, 2013, the Company recognized approximately $191,200 under the NIH License, with approximately $29,000 recorded as accounts payable as of December 31, 2013.

Cabaret License

On December 12, 2013, the Company entered into an exclusive, worldwide license agreement, including the right to grant sublicenses, with Cabaret Biotech Ltd. (“Cabaret”) and Dr. Zelig Eshhar relating to certain intellectual property and know-how (the “Licensed IP”) owned or controlled by Cabaret (the “Cabaret License”) for use in the treatment of oncology and such other fields as may be agreed to by the parties. Should Cabaret propose to enter into an agreement with a third party relating to the use of the Licensed IP outside of oncology (“Additional Indications”), then Cabaret shall notify Kite in writing and Kite shall have a 60-day right of first negotiation to acquire a license to the Licensed IP in such Additional Indications.

Pursuant to the Cabaret License, the Company made a one-time cash payment to Dr. Eshhar in the amount of $25,000 and reimbursed Dr. Eshhar for past patent expenses totaling $350,000. The Company shall be required to make cash milestone payments upon successful completion of clinical and regulatory milestones in the United States and certain major European countries relating to each product covered by the Cabaret License (each, a “Cabaret Licensed Product”). The aggregate potential milestone payments are $3.9 million for each of the first two Cabaret Licensed Products, of which $3.0 million is due only after marketing approval in the United States and at least one major European country. Thereafter, for each subsequent Cabaret Licensed Product such aggregate milestone payments shall be reduced to $2.7 million. The first milestone payment will be due upon the acceptance of an investigational new drug application by the Unites States Food and Drug Administration for the first Cabaret Licensed Product. The Company has also agreed to pay Cabaret royalties on net sales of Cabaret Licensed Products at rates in the mid-single digits. Prior to the first commercial sale of a Cabaret Licensed Product, the Company will pay Cabaret an annual license fee equal to $30,000. To the extent the Company enters into a sublicensing agreement relating to a Cabaret Licensed Product, the Company will be required to pay Dr. Eshhar a percentage of all non-royalty income received from such sublicensee, which percentage will decrease based upon the stage of development of the Cabaret Licensed Product at the time of sublicensing.

The Company has agreed to defend, indemnify and hold Dr. Eshhar, Cabaret, its affiliates, directors, officers, employees and agents, and if applicable certain other parties, harmless from all losses, liabilities, damages and expenses (including attorneys’ fees and costs) incurred as a result of any claim, demand, action or proceeding to the extent resulting from (a) any breach of the Cabaret License by the Company or its sublicensees, (b) the gross negligence or willful misconduct of the Company or its sublicensees in the performance of its obligations under this Cabaret License, or (c) the manufacture, development, use or sale of Cabaret Licensed Products by the Company or its sublicensees, except in each case to the extent arising from the gross negligence or willful misconduct of Cabaret or Dr. Eshhar or the breach of this Agreement by Dr. Eshhar or Cabaret.

The Cabaret License shall expire on a product-by-product and country-by-country basis on the date on which the Company, its affiliates and sublicensees permanently cease to research, develop, sell and commercialize the Cabaret Licensed Products in such country. Either party may terminate the Cabaret License in the event of a material breach of the agreement that remains uncured following the date that is 60 days from the date that the breaching party is provided with written notice by the non-breaching party. Additionally, the Company may terminate the Cabaret License at its sole discretion at any time upon 30 days written notice to Cabaret and Dr. Eshhar, provided, however, that if the Company elects to terminate the Cabaret License for convenience at any time prior to the third anniversary of the Cabaret License, then the Company shall pay Cabaret a termination fee equal to $500,000.

As part of the Cabaret License, during April 2014, the Company entered into a sponsored research agreement (the “Grant Agreement”) with The Medical Research, Infrastructure, and Health Services Fund of the Tel Aviv Medical Center (the “Fund”) pursuant to which Dr. Eshhar shall conduct research, according to a mutually agreed research work-plan, which shall be funded by the Company according to a mutually agreed upon budget of at least $60,000 per year and agreed upon funding schedule for a period of not less than three years on the terms and conditions thereof. Pursuant to the term of the Grant Agreement, the Fund owns the rights to all data and inventions arising out of the research. The Company shall have the right to use all unpatented data and shall have a 90 day right of first negotiation to acquire a license to any patentable inventions arising out of the research on commercially reasonable and customary terms.

During 2013, the Company recognized $375,000 in expenses in connection with the Cabaret License, all of which was recorded as accounts payable as of December 31, 2013.

Additionally, in June 2013 the Company entered into a four year Consulting and Scientific Advisory Agreement (the “Consulting Agreement”). Pursuant to the terms of the Consulting Agreement, the Company pays a cash fee equal to $50,000 per annum payable in quarterly installments. On December 13, 2013, the Consulting Agreement was amended to provide that the Company shall also pay a cash payment equal to $135,000 upon the earlier to occur of (a) a change of control of the Company; and (b) the closing of the Company’s initial public offering of its securities. In addition, on December 12, 2013 the Company granted an option (the “Consulting Option”) to purchase 403,062 shares of the Company’s common stock at an exercise price equal to $0.70 per share for a total value of $193,714. During 2013 the Company recognized $47,917 in expense in connection with the Consulting Agreement.

The Company shall own all intellectual property that the consultant develops during and within the course of performing the services for the Company under the Consulting Agreement, whether alone or with others within the Company. The consultant has also agreed not to provide any consulting activities to any third parties relating to the use of adoptive cell therapy in oncology.